Label	Element	Value
Value Opportunities Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000855396_SupplementTextBlock

LORD ABBETT SERIES FUND, INC.

Value Opportunities Portfolio (the “Fund”)

Supplement dated April 4, 2017 to the

Summary Prospectus, Prospectus, and Statement of Additional Information dated May 1, 2016

This supplement supersedes and replaces the summary prospectus, prospectus, and statement of additional information (“SAI”) supplement dated February 17, 2017. You should read this supplement in conjunction with the Fund’s prospectus and SAI.

Liquidation of the Fund

On February 16, 2017, the Board of Directors of Lord Abbett Series Fund, Inc. approved a plan of liquidation (the “Plan”) pursuant to which the Fund will be liquidated and dissolved. It is anticipated that the liquidation and dissolution of the Fund will be completed by June 30, 2017 (the “Liquidation Date”). Any Fund shares outstanding on the Liquidation Date will be automatically redeemed on the Liquidation Date. The proceeds of any such redemption will be equal to the net asset value (“NAV”) of such shares after dividend distributions required to eliminate any Fund-level taxes are made and the Fund’s expenses and liabilities have been paid or otherwise provided for as directed by the Plan.

At any time before the Liquidation Date, shareholders may redeem their Fund shares at the NAV of such shares pursuant to the procedures set forth under “Purchases and Redemptions” in the prospectus. As stated in the prospectus, Fund shares are not offered directly to the public. Rather, Fund shares are offered only to separate accounts of certain insurance companies. Variable contract owners may not purchase or redeem Fund shares directly and should contact their insurance company for information on how the liquidation of the Fund will impact them.

In connection with the liquidation of the Fund, the Fund no longer will accept purchase orders or exchange requests.

Risk/Return [Heading]	rr_RiskReturnHeading	Value Opportunities Portfolio